Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade payables and accrued liabilities
Directors’ remuneration	$ 112	$ 1,522
Director and senior management incentive plan	1,567	95
Balances payable to related parties	$ 1,679	$ 1,617